DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Jan. 02, 2016
DERIVATIVE INSTRUMENTS
Summary of effect of foreign currency exchange contracts on Condensed Consolidated Financial Statements

In thousands	Amount of Gain or (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)	Location of Gain or (Loss) Reclassified from Accumulated OCI into Operations (Effective and Ineffective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Operations (Effective Portion)	Amount of Gain or (Loss) Recognized in Operations on Derivative (Ineffective Portion)
Fiscal year ended January 2, 2016	$(1,409)	Cost of goods sold	$1,848	$—
Fiscal year ended January 3, 2015	2,854	Cost of goods sold	1,161	—
Fiscal year ended December 28, 2013	2,911	Cost of goods sold	1,326	—

Designated as Hedging Instrument
DERIVATIVE INSTRUMENTS
Summary of fair value and presentation in Condensed Consolidated Financial Statements for derivatives designated as hedging instruments and derivatives not designated as hedging instruments

	Foreign Currency Contracts Designated as Hedging Instruments
	Asset Derivatives			Liability Derivatives
Period	Balance Sheet Location	Notional Amount	Fair Value	Balance Sheet Location	Notional Amount	Fair Value
In thousands
January 2, 2016	Other current assets	$26,612	$1,017	Accrued expenses	$—	$—
January 3, 2015	Other current assets	39,100	3,066	Accrued expenses	—	—

Not Designated as Hedging Instrument
DERIVATIVE INSTRUMENTS
Summary of fair value and presentation in Condensed Consolidated Financial Statements for derivatives designated as hedging instruments and derivatives not designated as hedging instruments

	Foreign Currency Contracts Not Designated as Hedging Instruments
	Asset Derivatives			Liability Derivatives
Period	Balance Sheet Location	Notional Amount	Fair Value	Balance Sheet Location	Notional Amount	Fair Value
In thousands
January 2, 2016	Other current assets	$—	$—	Accrued expenses	$42,156	$354
January 3, 2015	Other current assets	33,350	127	Accrued expenses	—	—